Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee	The following table sets forth the total remuneration recorded for members of the Board of Directors and Executive Committee:

	Year ended December 31,
in USD ‘000	2019	2018
Short-term employee benefits (including base and variable cash remuneration)	4,181	4,150
Post-employment benefits	186	117
Share-based payments	8,485	6,125
Total	12,852	10,392